T. ROWE PRICE Global Multi-Sector Bond Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 6.2%
Car Loan 1.2%
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D
3.82%, 3/18/24  1,265 1,327
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  1,980 2,011
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class C
4.83%, 11/20/22 (1) 4,125 4,179
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 990 1,015
CarMax Auto Owner Trust
Series 2017-1, Class D
3.43%, 7/17/23  625 626
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class C
1.87%, 9/15/27  2,500 2,512
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class D
2.14%, 12/15/26 (1) 2,010 2,043
Santander Drive Auto Receivables Trust
Series 2020-2, Class C
1.46%, 9/15/25  2,595 2,635
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  1,360 1,379
17,727
Other Asset-Backed Securities 3.7%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 1,586 1,632
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.456%, 1/15/33 (1) 1,480 1,479
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.304%, 7/20/28 (1) 1,445 1,445
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 1.738%, 1/20/32 (1) 5,885 5,869
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 6,995 6,945

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.521%, 2/12/30 (1) 2,120 2,123
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 3,579 3,814
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,900 1,993
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/28 (1) 1,471 1,471
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 137 140
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 1,216 1,358
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 2.143%, 5/6/30 (1) 7,190 7,171
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.571%, 10/15/32 (1) 2,385 2,397
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.541%, 7/15/32 (1) 280 280
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.518%, 10/25/32 (1) 2,205 2,210
Magnetite XXV
Series 2020-25A, Class C, CLO, FRN
3M USD LIBOR + 2.10%, 2.355%, 1/25/32 (1) 1,410 1,407
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 30 30
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 74 76
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 90 91
MVW Owner Trust
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 955 1,004
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.023%, 10/17/29 (1) 1,670 1,668

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%, 7/20/32 (1) 2,820 2,822
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 2.573%, 1/16/32 (1) 3,190 3,200
Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 2.124%, 1/20/29 (1) 3,460 3,427
54,052
Student Loan 1.3%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 805 824
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,364
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 5,390 5,246
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 2,060
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 6,090 6,038
Navient Private Education Refi Loan Trust
Series 2021-A, Class B
2.24%, 5/15/69 (1) 1,955 1,934
18,466
Total Asset-Backed Securities
(Cost $89,552) 90,245
BANK LOANS 3.9% (2)
FINANCIAL INSTITUTIONS 0.1%
Insurance 0.1%
Asurion , FRN
1M USD LIBOR + 5.25%, 5.365%, 1/31/28 (3) 1,293 1,328
Total Financial Institutions 1,328
INDUSTRIAL 3.8%
Capital Goods 0.3%
Summit Materials, FRN
3M USD LIBOR + 2.00%, 2.115%, 11/21/24  4,911 4,896
4,896

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Communications 0.9%
Altice France, FRN
3M USD LIBOR + 4.00%, 4.198%, 8/14/26  3,053 3,047
CCI Buyer, FRN
1M USD LIBOR + 4.00%, 4.75%, 12/17/27  1,965 1,979
Charter Communications Operating, FRN
1M USD LIBOR + 1.75%, 1.87%, 2/1/27  4,912 4,905
Level 3 Financing, FRN
1M USD LIBOR + 1.75%, 1.865%, 3/1/27  3,373 3,361
13,292
Consumer Cyclical 1.1%
KFC Holding, FRN
3M USD LIBOR + 1.75%, 1.858%, 4/3/25  4,912 4,904
Marriott Ownership Resorts, FRN
1M USD LIBOR + 1.75%, 1.865%, 8/29/25  4,368 4,299
Scientific Games International, FRN
1M USD LIBOR + 2.75%, 2.865%, 8/14/24  4,344 4,272
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 8.25%, 2/4/28  455 454
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/21/27  790 791
Woof Holdings, FRN
1M USD LIBOR + 7.25%, 8.00%, 12/21/28 (3) 1,330 1,348
16,068
Consumer Non-Cyclical 1.0%
ADMI, FRN
1M USD LIBOR + 3.25%, 3.75%, 12/23/27 (3) 2,815 2,801
Bellring Brands, FRN
1M USD LIBOR + 5.00%, 6.00%, 10/21/24  2,222 2,240
Cano Health, FRN
1M USD LIBOR + 4.75%, 5.50%, 11/23/27  2,170 2,171
CPI Holdco, FRN
1M USD LIBOR + 4.00%, 4.115%, 11/4/26  2,720 2,729
Gainwell Acquisition, FRN
1M USD LIBOR + 4.00%, 10/1/27 (3) 1,770 1,764
Option Care Health, FRN
1M USD LIBOR + 3.75%, 3.865%, 8/6/26  2,365 2,366
14,071
Technology 0.5%
athenahealth , FRN
1M USD LIBOR + 4.25%, 4.703%, 2/11/26  505 508
Peraton , FRN
1M USD LIBOR + 3.75%, 2/1/28 (3) 1,125 1,129
Peraton , FRN
3M USD LIBOR + 0.00%, 2/1/29 (3)(4) 520 522
RealPage , FRN
3M USD LIBOR + 0.00%, 2/17/29 (3)(4) 620 632

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sabre GLBL, FRN
1M USD LIBOR + 4.00%, 4.115%, 12/17/27 (3) 1,725 1,743
UKG, FRN
1M USD LIBOR + 6.75%, 7.50%, 5/3/27  2,420 2,496
7,030
Total Industrial 55,357
Total Bank Loans
(Cost $56,560) 56,685
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming (GBP) (4)(5) 1 —
Mriya Farming, Recovery Certificates (EUR) (4)(5) 128 2
Total Industrial 2
Total Common Stocks
(Cost $–) 2
CONVERTIBLE BONDS 0.3%
INDUSTRIAL 0.3%
Consumer Cyclical 0.1%
MercadoLibre , 2.00%, 8/15/28  570 2,122
2,122
Energy 0.2%
Cheniere Energy, 4.25%, 3/15/45 (6) 2,615 2,154
2,154
Total Convertible Bonds
(Cost $2,643) 4,276
CONVERTIBLE PREFERRED STOCKS 0.2%
INDUSTRIAL 0.2%
Energy 0.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 11/27/19 -
3/12/20, Cost $3,103 (7)(8) 3 3,326
Total Industrial 3,326
Total Convertible Preferred Stocks
(Cost $3,103) 3,326

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 27.7%
FINANCIAL INSTITUTIONS 6.5%
Banking 3.9%
AIB Group, VR, 4.263%, 4/10/25 (1)(9) 2,920 3,196
Akbank , 5.125%, 3/31/25 (6) 3,275 3,355
Arion Banki , 1.00%, 3/20/23 (EUR)  2,949 3,613
Banco Comercial Portugues , VR, 4.50%, 12/7/27 (EUR) (6)(9) 2,800 3,370
Banco de Bogota, 4.375%, 8/3/27  3,900 4,209
Banco de Bogota, 4.375%, 8/3/27 (1) 1,000 1,079
Bancolombia , VR, 4.625%, 12/18/29 (9) 6,950 7,211
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 4,120 4,313
BBVA Bancomer , VR, 5.875%, 9/13/34 (9) 6,200 6,919
BNP Paribas, VR, 1.323%, 1/13/27 (1)(9) 2,830 2,814
Credit Agricole , 3.25%, 10/4/24 (1) 2,225 2,410
Danske Bank, 2.00%, 9/8/21 (1) 1,745 1,759
HDFC Bank, 8.10%, 3/22/25 (INR)  150,000 2,147
HSBC Holdings, 4.95%, 3/31/30  1,550 1,866
ICICI Bank, 3.80%, 12/14/27  5,500 5,958
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 2,875 3,001
57,220
Finance Companies 0.5%
AerCap Ireland Capital, 4.50%, 9/15/23  4,065 4,368
Navient , 6.75%, 6/15/26 (6) 2,440 2,604
6,972
Financial Other 0.9%
ADLER Group, 1.50%, 7/26/24 (EUR)  4,200 4,972
Kuwait Projects, 4.50%, 2/23/27  3,600 3,555
LeasePlan , VR, 7.375% (EUR) (7)(9) 2,590 3,375
Louvre Bidco , 4.25%, 9/30/24 (EUR)  1,515 1,815
13,717
Insurance 0.5%
Allianz, VR, 3.375% (EUR) (7)(9) 2,300 3,014
AmWINS Group, 7.75%, 7/1/26 (1) 410 437
Centene , 4.25%, 12/15/27  665 688
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1) 1,260 1,356
Marsh & McLennan, 2.25%, 11/15/30  1,880 1,899
MGIC Investment, 5.25%, 8/15/28  515 540
7,934
Real Estate Investment Trusts 0.7%
Brixmor Operating Partnership, 4.125%, 6/15/26  3,200 3,596
Times China Holdings, 6.75%, 7/16/23  5,600 5,865
9,461
Total Financial Institutions 95,304

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 19.4%
Basic Industry 2.7%
ABJA Investment, 5.95%, 7/31/24 (6) 6,200 6,681
Adaro Indonesia, 4.25%, 10/31/24  3,309 3,421
Alcoa Nederland Holding, 5.50%, 12/15/27 (1) 1,565 1,665
Arconic , 6.125%, 2/15/28 (1)(6) 2,660 2,830
Ashland Services, 2.00%, 1/30/28 (EUR)  1,955 2,363
Ashland Services, 2.00%, 1/30/28 (EUR) (1) 480 580
Braskem Finance, 7.375% (6)(7) 5,900 6,102
CSN Resources, 7.625%, 4/17/26  3,000 3,253
Klabin Austria, 3.20%, 1/12/31 (1) 1,335 1,324
Methanex , 5.25%, 12/15/29  1,005 1,033
Methanex , 5.65%, 12/1/44  1,585 1,680
Nexa Resources, 6.50%, 1/18/28  4,410 5,165
Westlake Chemical, 1.625%, 7/17/29 (EUR)  3,000 3,713
39,810
Capital Goods 1.4%
Cemex , 5.45%, 11/19/29 (6) 6,700 7,334
General Electric, Series D, VR, 3.554% (7) 1,235 1,176
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1) 3,500 3,456
Mohawk Capital Finance, 1.75%, 6/12/27 (EUR)  1,100 1,406
TransDigm , 8.00%, 12/15/25 (1) 1,270 1,383
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (1) 270 334
Vertical Midco , 4.375%, 7/15/27 (EUR) (1) 740 933
Victoria, 5.25%, 7/15/24 (EUR)  1,890 2,366
Victoria, 5.25%, 7/15/24 (EUR) (1) 1,535 1,921
20,309
Communications 5.1%
Altice Financing, 5.00%, 1/15/28 (1) 2,580 2,580
Altice Financing, 7.50%, 5/15/26 (1) 1,500 1,564
Altice France, 3.375%, 1/15/28 (EUR) (1) 885 1,044
Altice France, 3.375%, 1/15/28 (EUR)  640 755
Altice France, 5.875%, 2/1/27 (EUR)  1,700 2,194
Altice France Holding, 4.00%, 2/15/28 (EUR) (1) 1,505 1,693
AT&T, 2.30%, 6/1/27  1,175 1,215
AT&T, 3.50%, 9/15/53 (1) 1,300 1,210
C&W Senior Financing, 6.875%, 9/15/27 (1) 4,015 4,309
C&W Senior Financing, 7.50%, 10/15/26 (1) 2,150 2,280
CCO Holdings, 4.25%, 2/1/31 (1) 2,900 2,922
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1) 2,105 2,137
CSC Holdings, 6.50%, 2/1/29 (1) 2,315 2,552
Globo Comunicacao e Participacoes , 5.125%, 3/31/27  3,200 3,362
HTA Group, 7.00%, 12/18/25 (1) 1,760 1,886
iHeartCommunications , 5.25%, 8/15/27 (1) 2,080 2,140
Infrastrutture Wireless Italiane , 1.875%, 7/8/26 (EUR)  5,020 6,285

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1) 1,085 1,283
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,140 2,294
MDC Partners, STEP, 7.50%, 5/1/24 (1) 1,950 1,972
Netflix, 4.625%, 5/15/29 (EUR)  2,250 3,366
NTT Finance, 1.591%, 4/3/28 (1) 5,025 4,992
NTT Finance, 2.065%, 4/3/31 (1) 1,020 1,016
PLT VII Finance, 4.625%, 1/5/26 (EUR) (1) 565 709
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,585 3,815
Summer BidCo , 9.00% (PIK), 11/15/25 (EUR) (10) 1,715 2,117
Tower Bersama Infrastructure, 2.75%, 1/20/26 (6) 6,800 6,897
Townsquare Media, 6.875%, 2/1/26 (1) 260 272
Verizon Communications, 2.875%, 11/20/50  1,930 1,751
Ziggo , 2.875%, 1/15/30 (EUR) (6) 3,355 4,089
74,701
Consumer Cyclical 3.1%
Brinker International, 3.875%, 5/15/23  610 613
Clarios Global, 4.375%, 5/15/26 (EUR)  3,995 4,989
Country Garden Holdings, 4.80%, 8/6/30  6,100 6,544
Dave & Buster's, 7.625%, 11/1/25 (1)(6) 1,380 1,463
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 1,015 1,202
L Brands, 6.875%, 7/1/25 (1) 2,815 3,079
Marriott International, 5.75%, 5/1/25  5,535 6,372
Navistar International, 6.625%, 11/1/25 (1) 1,155 1,195
PetSmart, 4.75%, 2/15/28 (1) 750 774
PetSmart, 7.75%, 2/15/29 (1) 1,400 1,502
Royal Caribbean Cruises, 5.25%, 11/15/22  680 694
Royal Caribbean Cruises, 11.50%, 6/1/25 (1) 1,605 1,880
Shimao Group Holdings, 3.45%, 1/11/31  3,181 3,211
Shimao Group Holdings, 5.60%, 7/15/26  3,300 3,618
Vivo Energy Investments, 5.125%, 9/24/27 (1) 3,395 3,637
Yanlord Land HK, 6.80%, 2/27/24  4,250 4,484
45,257
Consumer Non-Cyclical 2.9%
AbbVie, 4.25%, 11/21/49  1,580 1,832
Albertsons, 5.75%, 3/15/25  266 274
Albertsons, 7.50%, 3/15/26 (1) 1,885 2,059
B&G Foods, 5.25%, 9/15/27 (6) 1,065 1,116
Bausch Health, 7.25%, 5/30/29 (1) 1,890 2,096
Bausch Health, 9.00%, 12/15/25 (1) 715 778
Bausch Health Americas, 8.50%, 1/31/27 (1) 875 968
Becton Dickinson & Company, 3.794%, 5/20/50  1,785 1,971
BRF, 4.875%, 1/24/30  5,400 5,631
Chobani , 4.625%, 11/15/28 (1) 1,400 1,446
Cigna, 2.40%, 3/15/30  1,375 1,394
CVS Health, 3.00%, 8/15/26  400 432

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CVS Health, 3.75%, 4/1/30  1,215 1,357
Health & Happiness H&H International Holdings, 5.625%, 10/24/24  980 1,025
Kernel Holding, 6.50%, 10/17/24 (6) 2,700 2,894
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 2,165 2,317
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  1,516 1,841
Mount Sinai Hospitals Group, Series 2020, 3.391%, 7/1/50  3,030 3,064
Mriya Farming, EC, 0.50%, 12/31/25 (1)(4)(5) 293 4
Perrigo Finance Unlimited, 3.15%, 6/15/30  935 961
Sigma Holdco, 5.75%, 5/15/26 (EUR)  2,555 2,999
Sigma Holdco, 7.875%, 5/15/26 (1) 1,375 1,403
Surgery Center Holdings, 10.00%, 4/15/27 (1)(6) 1,160 1,291
Tenet Healthcare, 6.875%, 11/15/31  1,350 1,485
Tenet Healthcare, 7.50%, 4/1/25 (1) 1,395 1,519
42,157
Energy 2.6%
Aker BP, 3.00%, 1/15/25 (1) 2,961 3,065
Cheniere Energy, 4.625%, 10/15/28 (1) 3,965 4,124
Continental Resources, 4.375%, 1/15/28  575 604
Continental Resources, 4.90%, 6/1/44  700 698
Continental Resources, 5.75%, 1/15/31 (1) 820 927
DCP Midstream Operating, 6.75%, 9/15/37 (1) 355 396
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(9) 535 469
Diamondback Energy, 2.875%, 12/1/24  1,885 1,991
Diamondback Energy, 5.375%, 5/31/25  2,800 2,898
EQT, 5.00%, 1/15/29  595 653
EQT, 8.50%, 2/1/30  1,080 1,412
Leviathan Bond, 6.125%, 6/30/25 (1)(6) 4,025 4,397
NGL Energy Operating, 7.50%, 2/1/26 (1) 2,190 2,256
Occidental Petroleum, 2.70%, 2/15/23  94 92
Occidental Petroleum, 6.625%, 9/1/30  3,070 3,507
Occidental Petroleum, 8.875%, 7/15/30  1,410 1,801
Range Resources, 9.25%, 2/1/26  2,115 2,295
Targa Resources Partners, 6.875%, 1/15/29  2,515 2,789
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (CAD) (9) 3,585 2,845
37,219
Industrial Other 0.4%
Hillenbrand, 3.75%, 3/1/31  1,645 1,643
Howard Hughes, 4.125%, 2/1/29 (1) 2,150 2,134
SM Investments, 4.875%, 6/10/24  2,300 2,478
6,255
Technology 0.1%
Apple, 2.65%, 5/11/50  1,790 1,681
1,681
Transportation 1.1%
Adani Ports & Special Economic Zone, 4.375%, 7/3/29  6,050 6,555

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ICTSI Treasury, 5.875%, 9/17/25 (6) 4,600 5,353
United Airlines PTT, Series 2018-1, Class AA, 3.50%, 3/1/30  2,526 2,574
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,606 1,587
16,069
Total Industrial 283,458
UTILITY 1.8%
Electric 1.1%
AES Gener , VR, 7.125%, 3/26/79 (1)(9) 5,500 5,991
Edison International, 3.125%, 11/15/22  475 491
Edison International, 3.55%, 11/15/24  2,270 2,454
Edison International, 4.95%, 4/15/25  160 180
Pacific Gas & Electric, 2.10%, 8/1/27  1,675 1,666
Pacific Gas & Electric, 4.55%, 7/1/30  502 559
Pacific Gas & Electric, 4.95%, 7/1/50  2,395 2,599
Southern California Edison, Series 20A, 2.95%, 2/1/51  1,985 1,814
15,754
Utility Other 0.7%
Acwa Power Management And Investments One, 5.95%, 12/15/39  4,100 4,881
Manila Water, 4.375%, 7/30/30  4,800 4,989
9,870
Total Utility 25,624
Total Corporate Bonds
(Cost $382,311) 404,386
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 31.6%
Owned No Guarantee 5.0%
1MDB Global Investments, 4.40%, 3/9/23  6,500 6,535
China Development Bank, 3.43%, 1/14/27 (CNY)  140,000 21,581
China Development Bank, 3.50%, 8/13/26 (CNY)  50,000 7,745
China Development Bank, 3.65%, 5/21/29 (CNY)  40,000 6,153
Export-Import Bank of India, 8.375%, 7/24/25 (INR)  49,000 726
Export-Import Bank of Thailand, 1.457%, 10/15/25  2,376 2,372
Islandsbanki , 1.125%, 4/12/22 (EUR)  3,350 4,094
Lamar Funding, 3.958%, 5/7/25  3,335 3,343
Landsbankinn , 1.00%, 5/30/23 (EUR) (6) 3,450 4,232
Mexico City Airport Trust, 5.50%, 7/31/47  4,400 4,153
NTPC, 7.25%, 5/3/22 (INR)  50,000 686
NTPC, 7.375%, 8/10/21 (INR)  60,000 821
OmGrid Funding, 5.196%, 5/16/27  965 999
Oryx Funding, 5.80%, 2/3/31 (1) 1,090 1,138
Petroleos de Venezuela, 6.00%, 5/16/24 (5)(11) 770 34
Petroleos de Venezuela, 9.00%, 11/17/21 (5)(11) 510 22

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Petroleos de Venezuela, 12.75%, 2/17/22 (5)(11) 15 —
Petroleos Mexicanos , 6.50%, 3/13/27  3,455 3,589
Petroleos Mexicanos , 6.84%, 1/23/30  3,450 3,484
Syngenta Finance, 3.933%, 4/23/21 (1) 1,420 1,425
73,132
Sovereign 4.9%
Arab Republic of Egypt, 5.875%, 2/16/31 (1)(6) 1,836 1,775
Commonwealth of Bahamas, 6.00%, 11/21/28 (1) 1,140 1,092
Commonwealth of Bahamas, 8.95%, 10/15/32 (1) 3,830 4,094
Dominican Republic, 5.30%, 1/21/41 (1) 5,995 5,913
Government of Bermuda, 3.717%, 1/25/27  1,870 2,069
Government of Bermuda, 4.75%, 2/15/29 (1) 3,640 4,272
Republic of Albania, 3.50%, 10/9/25 (EUR)  1,500 1,928
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 1,490 1,915
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 2,117
Republic of Argentina, 1.00%, 7/9/29  60 24
Republic of Argentina, STEP, 0.125%, 7/9/30  2,760 1,005
Republic of Bulgaria, 1.375%, 9/23/50 (EUR)  2,493 2,970
Republic of Croatia, 1.125%, 6/19/29 (EUR)  1,115 1,377
Republic of Croatia, 1.125%, 3/4/33 (EUR)  2,262 2,687
Republic of Guatemala, 5.375%, 4/24/32 (1)(6) 1,805 2,130
Republic of Guatemala, 6.125%, 6/1/50 (6) 3,350 4,070
Republic of Guatemala, 6.125%, 6/1/50 (1) 755 917
Republic of Paraguay, 5.40%, 3/30/50 (1) 830 959
Republic of Romania, 1.375%, 12/2/29 (EUR) (1) 295 355
Republic of Romania, 2.00%, 1/28/32 (EUR)  2,857 3,477
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 1,045 1,272
Republic of Romania, 2.124%, 7/16/31 (EUR)  5,218 6,490
Republic of Romania, 2.875%, 3/11/29 (EUR)  696 932
Republic of Romania, 3.624%, 5/26/30 (EUR)  4,680 6,582
Republic of Senegal, 4.75%, 3/13/28 (EUR)  1,075 1,367
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 1,350 1,637
Republic of Serbia, 2.125%, 12/1/30 (1) 941 888
Republic of Sri Lanka, 6.25%, 7/27/21  1,600 1,470
Republic of the Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 1,285 1,556
Republic of Venezuela, 6.00%, 12/9/20 (5)(11) 205 21
Republic of Venezuela, 7.75%, 10/13/19 (5)(11) 400 41
State of Israel, 3.80%, 5/13/60  2,265 2,472
State of Qatar, 3.75%, 4/16/30  1,020 1,153
71,027
Supranational 0.6%
European Bank for Reconstruction & Development, 6.25%,
7/25/22 (IDR)  123,500,000 8,712
8,712

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Treasuries 21.1%
Bonos de la Tesoreria de la Republica , 4.70%, 9/1/30 (CLP) (1) 23,820,000 37,605
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25 (BRL)  41,396 8,011
Commonwealth of Australia, 3.00%, 3/21/47 (AUD)  20,453 16,734
Egypt Treasury Bills, 12.65%, 6/15/21 (EGP)  115,275 7,097
Government of Canada, 4.00%, 12/1/31 (CAD)  6,525 7,641
Government of Malaysia, 4.065%, 6/15/50 (MYR)  63,593 15,407
Government of Singapore, 2.875%, 7/1/29 (SGD)  4,830 4,097
Hellenic Republic, 0.75%, 6/18/31 (EUR) (1) 4,285 4,990
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67 (EUR)  2,461 3,728
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%, 5/15/26
(EUR)  6,378 8,221
Kingdom of Spain, Zero Coupon, 1/31/25 (EUR)  2,174 2,654
Mexican Bonos , 8.50%, 5/31/29 (MXN)  165,300 9,251
People's Republic of China, 2.85%, 6/4/27 (CNY)  40,000 6,065
People's Republic of China, 3.02%, 10/22/25 (CNY)  10,000 1,545
People's Republic of China, 3.12%, 12/5/26 (CNY)  260,000 40,494
People's Republic of China, 3.13%, 11/21/29 (CNY)  50,000 7,646
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,596
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 152
Republic of Cyprus, 2.375%, 9/25/28 (EUR)  10,363 14,425
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 1,387
Republic of Cyprus, 2.75%, 5/3/49 (EUR)  2,236 3,754
Republic of France, 0.70%, 7/25/30 (EUR) (1) 10,805 15,541
Republic of Ghana, 20.75%, 1/16/23 (GHS)  36,875 6,818
Republic of India, 6.45%, 10/7/29 (INR)  175,500 2,380
Republic of India, 8.24%, 2/15/27 (INR)  355,000 5,299
Republic of India, 9.15%, 11/14/24 (INR)  621,320 9,472
Republic of Indonesia, 9.00%, 3/15/29 (IDR)  57,493,000 4,679
Republic of Ireland, 1.70%, 5/15/37 (EUR)  1,729 2,532
Republic of Serbia, 4.50%, 8/20/32 (RSD)  1,390,440 16,036
Republic of South Africa, 8.25%, 3/31/32 (ZAR)  68,803 4,087
Republic of South Africa, 10.50%, 12/21/26 (ZAR)  148,769 11,275
Republic of South Africa, Inflation-Indexed, 2.60%, 3/31/28 (ZAR)  33,013 2,102
State of Israel, 5.50%, 1/31/42 (ILS)  44,789 21,796
United Kingdom Gilt, 0.625%, 10/22/50 (GBP)  3,150 3,589
308,106
Total Foreign Government Obligations & Municipalities
(Cost $441,232) 460,977

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 3.3%
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 4,123
4,123
Florida 0.7%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  8,430 8,406
Florida Dev. Fin., Nova Southeastern Univ., Series B, 2.60%, 4/1/26  2,340 2,386
10,792
Illinois 0.8%
Illinois, Build America, GO, 7.10%, 7/1/35  2,655 3,280
Illinois, Build America, GO, 7.35%, 7/1/35  5,200 6,390
Metropolitan Pier & Exposition Auth., McCormick Place Expansion
Project, 3.955%, 12/15/26  2,020 2,135
11,805
Michigan 0.2%
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  2,330 2,460
2,460
New York 0.2%
New York City IDA, Queens Baseball Stadium, 2.236%, 1/1/34 (12) 545 537
New York City IDA, Yankee Stadium Project, 2.681%, 3/1/33 (12) 1,560 1,580
2,117
Pennsylvania 0.4%
Montgomery County IDA, Retirement Community, Series D, 2.94%,
11/15/27  5,890 5,852
5,852
Virginia 0.5%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  7,510 7,890
7,890
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,940 3,027
3,027
Total Municipal Securities
(Cost $45,706) 48,066
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.5%
Collateralized Mortgage Obligations 4.9%
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 850 870

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 2,815 2,932
COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (1) 833 834
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 1,562 1,620
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 2.668%, 12/25/30  1,218 1,228
Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.468%, 1/25/31  1,868 1,868
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1) 474 476
Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (1) 1,190 1,208
Ellington Financial Mortgage Trust
Series 2020-1, Class M1, CMO, ARM
5.24%, 5/25/65 (1) 1,280 1,366
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (1) 3,135 3,174
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 425 434
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1) 837 847
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, CMO, ARM
3.951%, 1/25/59 (1) 1,075 1,107
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (1) 1,798 1,814
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 2,300 2,325
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1) 740 759
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.593%, 2/25/47 (1) 3,639 3,709

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 368 381
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 330 338
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 748 757
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A3, CMO, ARM
4.376%, 10/25/48 (1) 1,838 1,895
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1) 1,942 1,967
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class M1, CMO, ARM
4.094%, 2/25/49 (1) 1,425 1,451
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 1,322 1,325
Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, CMO, ARM
1M USD LIBOR + 4.65%, 4.768%, 10/25/28  2,880 3,010
Structured Agency Credit Risk Debt Notes
Series 2016-HQA2, Class M3, CMO, ARM
1M USD LIBOR + 5.15%, 5.268%, 11/25/28  3,374 3,503
Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.148%, 8/25/48 (1) 1 85 184
Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.468%, 2/25/49 (1) 4,699 4,711
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.168%, 4/25/49 (1) 1,630 1,631
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.168%, 11/25/49 (1) 1,942 1,942
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 3.868%, 8/25/50 (1) 1,375 1,389
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, CMO, ARM
SOFR30A + 2.00%, 2.045%, 12/25/50 (1) 1,345 1,345
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 3.60%, 3.718%, 7/25/50 (1) 2,375 2,404

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 3.268%, 9/25/50 (1) 940 944
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 2.30%, 8/25/33 (1) 6,995 6,995
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1) 10 9
Towd Point Mortgage Trust
Series 2017-1, Class M1, CMO, ARM
3.75%, 10/25/56 (1) 1,035 1,119
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 506 521
Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.735%, 3/25/58 (1) 851 907
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1) 1,113 1,120
Verus Securitization Trust
Series 2019-2, Class A2, CMO, ARM
3.345%, 5/25/59 (1) 1,786 1,794
Verus Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
5.50%, 3/25/60 (1) 530 573
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.367%, 3/25/65 (1) 1,560 1,641
Vista Point Securitization Trust
Series 2020-2, Class B1, CMO, ARM
4.90%, 4/25/65 (1) 1,920 2,014
72,441
Commercial Mortgage-Backed Securities 4.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 1.199%, 9/15/34 (1) 995 995
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.513%, 4/15/35 (1) 500 494
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.253%, 10/15/37 (1) 2,945 2,962
Benchmark Mortgage Trust
Series 2018-B1, Class AM, ARM
3.878%, 1/15/51  2,714 3,033

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.653%, 10/15/34 (1) 1,830 1,823
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, ARM
1M USD LIBOR + 2.00%, 2.112%, 12/15/36 (1) 2,794 2,793
BX Commercial Mortgage Trust
Series 2020-BXLP, Class G, ARM
1M USD LIBOR + 2.50%, 2.612%, 12/15/36 (1) 2,091 2,090
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 1.333%, 5/15/35 (1) 1,040 1,039
BX Trust
Series 2018-GW, Class D, ARM
1M USD LIBOR + 1.77%, 1.883%, 5/15/35 (1) 3,000 2,997
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (1) 1,055 1,058
CD Mortgage Trust
Series 2016-CD1, Class AM
2.926%, 8/10/49  2,490 2,633
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 3,350 3,442
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class B, ARM
4.316%, 9/15/48  560 609
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 6,110 5,695
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.619%, 2/10/47  1,390 1,515
Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.325%, 7/10/50  1,500 1,598
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.538%, 10/10/29 (1) 4,340 4,516
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, ARM
1M USD LIBOR + 2.15%, 2.263%, 5/15/36 (1) 2,555 2,573
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 3,575 3,610
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, ARM
4.953%, 1/15/49  1,065 1,121

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
DC Office Trust
Series 2019-MTC, Class D, ARM
3.072%, 9/15/45 (1) 1,455 1,425
FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
3.966%, 7/25/52 (1) 2,280 2,395
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M USD LIBOR + 3.13%, 3.244%, 12/15/36 (1) 6,150 5,831
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.20%, 1.313%, 12/15/34 (1) 2,145 2,142
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.50%, 1.613%, 1/15/33 (1) 2,030 2,011
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, ARM
3.876%, 3/15/50  655 725
Manhattan West
Series 2020-1MW, Class D, ARM
2.335%, 9/10/39 (1) 1,185 1,173
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class C, ARM
4.18%, 11/15/52  535 578
VNDO Trust
Series 2016-350P, Class D, ARM
3.903%, 1/10/35 (1) 3,825 3,910
66,786
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $136,840) 139,227
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.3%
U.S. Government Agency Obligations 2.4% (13)
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  262 289
4.50%, 6/1/39 - 5/1/42  44 50
5.00%, 11/1/36 - 8/1/40  54 63
5.50%, 10/1/38  6 6
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  1,050 163
Federal Home Loan Mortgage, UMBS
4.50%, 3/1/49 - 5/1/50  1,440 1,568
5.00%, 12/1/41  711 802
Federal National Mortgage Assn., UMBS
2.50%, 11/1/50 - 12/1/50  4,109 4,270

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 11/1/45 - 7/1/50  7,263 7,757
4.00%, 1/1/41 - 1/1/50  4,088 4,432
4.50%, 7/1/39 - 1/1/50  5,565 6,168
5.00%, 7/1/33 - 7/1/47  4,089 4,751
5.50%, 4/1/35 - 5/1/44  781 914
6.00%, 4/1/35 - 2/1/39  144 173
6.50%, 9/1/36 - 8/1/37  34 40
UMBS, TBA, 2.50%, 3/1/51 (14) 3,420 3,546
34,992
U.S. Government Obligations 0.9%
Government National Mortgage Assn.
3.00%, 9/20/49 - 3/20/50  1,289 1,325
3.50%, 2/20/48  2,184 2,418
4.00%, 9/20/40 - 6/20/47  2,269 2,468
4.50%, 3/20/47 - 9/20/47  504 553
5.00%, 3/20/41 - 6/20/49  1,388 1,533
Government National Mortgage Assn., CMO, IO
4.00%, 2/20/43  58 8
4.50%, 12/20/39  9 —
Government National Mortgage Assn., TBA
2.50%, 3/20/51 (14) 3,065 3,182
4.00%, 3/20/51 (14) 1,395 1,493
12,980
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $46,518) 47,972
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.0%
U.S. Treasury Obligations 1.0%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  13,304 14,840
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $14,918) 14,840
SHORT-TERM INVESTMENTS 11.1%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 0.05% (15)(16) 47,845 47,845
47,845

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Obligations 7.8%
U.S. Treasury Bills, 0.05%, 6/17/21 (17) 114,773 114,759
114,759
Total Short-Term Investments
(Cost $162,603) 162,604
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.10% (15)(16) 1,384 13,843
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 13,843
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.4%
Short-Term Funds 1.4%
T. Rowe Price Short-Term Fund, 0.10% (15)(16) 2,000 20,000
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 20,000
Total Securities Lending Collateral
(Cost $33,843) 33,843
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts Notional Amount $ Value
Goldman Sachs
USD Put/JPY Call, 4/30/21
@ 103.83 (JPY) (5) 1 72,630 360
Total Options Purchased (Cost $360) 360
Total Investments in Securities 100.4%
(Cost $1,416,189) $ 1,466,809
Other Assets Less Liabilities (0.4)% (6,181)
Net Assets 100.0% $ 1,460,628

T. ROWE PRICE Global Multi-Sector Bond Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $411,671 and represents 28.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) All or a portion of this security is on loan at February 28, 2021.
(7) Perpetual security with no stated maturity date.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,326 and represents 0.2% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Security is in default or has failed to make a scheduled interest and/or principal payment.
(12) Insured by Assured Guaranty Municipal Corporation
(13) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $8,221 and represents 0.6% of net assets.
(15) Seven-day yield
(16) Affiliated Companies
(17) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)

T. ROWE PRICE Global Multi-Sector Bond Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
CPI Consumer Price Index
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GHS Ghana Cedi
GO General Obligation
HFA Health Facility Authority
IDA Industrial Development Authority/Agency
IDR Indonesian Rupiah
ILS Israel Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
PTT Pass-Through Trust
RSD Serbian Dinar
RUB Russian Ruble
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Global Multi-Sector Bond Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.3%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 3,400 38 (41) 79
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 5,474 84 (175) 259
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 4,200 (57) (186) 129
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 * 2,070 18 (38) 56
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 4,400 69 (180) 249
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,200 49 (14) 63
Barclays Bank, Protection Sold (Relevant
Credit: Markit CDX.NA.HY-S35, 5 Year
Index), Receive 5.00% Quarterly, Pay upon
credit default, 12/20/25 24,685 3,564 3,124 440
Barclays Bank, Protection Sold (Relevant
Credit: Markit CDX.NA.HY-S35, 5 Year
Index), Receive 5.00% Quarterly, Pay upon
credit default, 12/20/25 * 3,500 506 528 (22)
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25 2,022 28 (99) 127
Goldman Sachs, Protection Sold (Relevant
Credit: Markit CMBX.NA.AAA-S13, 50
Year Index), Receive 0.50% Monthly, Pay
upon credit default, 12/16/72 32,750 76 (1,431) 1,507

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 952 15 (5) 20
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 854 12 (33) 45
Total Bilateral Credit Default Swaps, Protection Sold 1,450 2,952
Total Return Swaps 0.2%
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable (3M
USD LIBOR) Quarterly, 6/21/21 1,385 — — —
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 0.239%
(3M USD LIBOR) Quarterly, 6/21/21 49,100 290 12 278
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity, Pay
Variable 0.239% (3M USD LIBOR) At
Maturity, 3/22/21 2,815 16 (1) 17
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.239% (3M USD LIBOR)
Quarterly, 6/21/21 26,630 439 — 439
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.239% (3M USD LIBOR)
Quarterly, 6/21/21 1,910 (1) (1) —
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 0.239%
(3M USD LIBOR) Quarterly, 6/21/21 22,650 278 8 270

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.239% (3M USD LIBOR)
Quarterly, 3/22/21 25,340 931 — 931
Total Bilateral Total Return Swaps 18 1,935
Total Bilateral Swaps 1,468 4,887
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Interest Rate Swaps (0.1)%
2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 2/21/22
(CZK) 789,752 634 1 633
2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 2/20/22
(CZK) 657,046 533 — 533
4 Year Interest Rate Swap, Pay Fixed
0.444% Semi-Annually, Receive Variable
0.234% (3M USD LIBOR) Quarterly,
1/14/25 36,850 199 — 199
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 4.295%
(MXIBTIIE) 28 Days, 5/4/27 (MXN) 53,000 (24) — (24)
10 Year Interest Rate Swap, Pay Fixed
1.244% Annually, Receive Variable 0.400%
(6M CZK PRIBOR) Semi-Annually, 1/29/31
(CZK) 73,500 137 — 137
10 Year Interest Rate Swap, Pay Fixed
1.490% Annually, Receive Variable 0.410%
(6M CZK PRIBOR) Semi-Annually, 2/9/31
(CZK) 89,750 71 1 70
10 Year Interest Rate Swap, Pay Fixed
1.600% Annually, Receive Variable 0.420%
(6M CZK PRIBOR) Semi-Annually, 2/13/30
(CZK) 11 — — —
10 Year Interest Rate Swap, Pay Fixed
1.685% Annually, Receive Variable 0.270%
(6M PLN WIBOR) Semi-Annually, 2/27/30
(PLN) 15,500 (81) 1 (82)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.690% Annually, Receive Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 2/20/30
(CZK) 124,481 (32) — (32)
10 Year Interest Rate Swap, Pay Fixed
1.693% Annually, Receive Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 2/21/30
(CZK) 130,032 (34) 1 (35)
10 Year Interest Rate Swap, Pay Fixed
1.715% Annually, Receive Variable 0.260%
(6M PLN WIBOR) Semi-Annually, 9/24/29
(PLN) 23,200 (102) — (102)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) 15,882 (83) 1 (84)
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) 11,118 (61) — (61)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29
(PLN) 9,190 (52) 1 (53)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/6/29
(PLN) 4,595 (26) — (26)
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29
(PLN) 4,595 (27) — (27)
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29
(PLN) 4,595 (27) 1 (28)
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/7/29
(PLN) 4,526 (32) — (32)
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) 13,189 (415) — (415)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) 9,986 (315) 1 (316)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) 5,024 (160) — (160)
30 Year Interest Rate Swap, Pay Fixed
3.024% Semi-Annually, Receive Variable
0.251% (3M USD LIBOR) Quarterly,
6/26/48 3,920 (1,059) 1 (1,060)
Total Centrally Cleared Interest Rate Swaps (965)
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap, Pay
Fixed 2.323% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/22/31 27,905 (42) — (42)
5 Year Zero-Coupon Inflation Swap, Pay
Fixed 2.319% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/5/26 28,450 78 — 78
Total Centrally Cleared Zero-Coupon Inflation Swaps 36
Total Centrally Cleared Swaps (929)
Net payments (receipts) of variation margin to date 969
Variation margin receivable (payable) on centrally cleared swaps $ 40
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $40.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 USD 15,109 INR 1,118,093 $ 89
Bank of America 4/16/21 USD 972 MXN 19,623 40
Bank of America 4/23/21 USD 362 AUD 469 2
Barclays Bank 3/2/21 BRL 48,306 USD 8,827 (209)
Barclays Bank 3/2/21 USD 8,735 BRL 48,306 117
Barclays Bank 3/5/21 CLP 3,798,345 USD 5,385 (137)
Barclays Bank 3/5/21 USD 5,765 CLP 4,345,805 (240)
Barclays Bank 3/12/21 USD 12,796 CNH 84,807 (265)
Barclays Bank 3/12/21 USD 10,997 ZAR 167,959 (78)
Barclays Bank 6/2/21 USD 8,796 BRL 48,306 214
Barclays Bank 6/11/21 USD 5,390 CLP 3,798,345 137
BNP Paribas 3/5/21 CLP 11,917,037 USD 16,865 (400)
BNP Paribas 3/5/21 MYR 2,109 USD 517 3
BNP Paribas 3/5/21 USD 14,962 CLP 11,474,334 (891)
BNP Paribas 3/12/21 USD 12,606 CNH 83,541 (260)
BNP Paribas 4/16/21 CZK 20,889 USD 982 (19)
BNP Paribas 4/23/21 USD 703 AUD 911 2
BNP Paribas 5/21/21 USD 2,798 EUR 2,313 1
BNP Paribas 6/11/21 USD 16,883 CLP 11,917,037 399
Canadian Imperial Bank
of Commerce 4/23/21 CAD 18,458 USD 14,452 54
Citibank 3/12/21 CNH 166,933 USD 25,798 (89)
Citibank 4/16/21 RSD 31,268 USD 323 (1)
Citibank 4/16/21 USD 15,405 RSD 1,477,451 175
Citibank 4/19/21 ILS 3,306 USD 1,009 (10)
Citibank 4/19/21 USD 22,734 ILS 72,766 730
Citibank 4/23/21 USD 459 CAD 584 —
Citibank 5/21/21 GBP 310 USD 426 6
Citibank 6/18/21 USD 25,618 CNH 166,933 86
Credit Suisse 3/5/21 USD 1,021 CLP 754,004 (21)
Deutsche Bank 3/5/21 MYR 2,859 USD 709 (4)
Deutsche Bank 3/5/21 USD 394 MYR 1,597 —
Deutsche Bank 4/9/21 INR 476,680 USD 6,497 (93)
Deutsche Bank 4/9/21 USD 2,341 IDR 33,220,714 49
Deutsche Bank 6/11/21 USD 564 CLP 398,284 13
Goldman Sachs 3/5/21 USD 918 CLP 671,525 (10)
Goldman Sachs 3/12/21 USD 28,639 CNH 185,731 34
Goldman Sachs 4/9/21 USD 15,092 INR 1,118,093 71
Goldman Sachs 4/23/21 USD 226 AUD 291 2
HSBC Bank 3/5/21 USD 752 CLP 546,796 (4)
HSBC Bank 3/5/21 USD 919 MYR 3,705 5
HSBC Bank 3/12/21 USD 12,828 CNH 84,807 (233)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 3/12/21 USD 4,219 SGD 5,630 $ (3)
HSBC Bank 4/9/21 RUB 74,740 USD 979 17
HSBC Bank 5/21/21 GBP 783 USD 1,093 (1)
HSBC Bank 5/21/21 USD 79,007 EUR 65,040 380
HSBC Bank 5/21/21 USD 431 EUR 358 (1)
JPMorgan Chase 3/12/21 USD 40,873 CNH 264,900 76
JPMorgan Chase 3/12/21 USD 13,173 CNH 86,685 (177)
JPMorgan Chase 3/12/21 USD 948 ZAR 14,102 18
JPMorgan Chase 4/16/21 CZK 24,065 USD 1,117 (7)
JPMorgan Chase 4/16/21 USD 1,641 MXN 33,864 31
JPMorgan Chase 4/16/21 USD 828 RSD 80,561 (2)
JPMorgan Chase 4/19/21 USD 974 ILS 3,169 16
JPMorgan Chase 4/23/21 AUD 3,802 USD 2,945 (19)
JPMorgan Chase 4/23/21 USD 144 AUD 186 1
JPMorgan Chase 5/14/21 USD 1,591 PLN 5,925 9
JPMorgan Chase 5/21/21 EUR 1,817 USD 2,210 (13)
JPMorgan Chase 5/21/21 USD 1,362 EUR 1,125 2
JPMorgan Chase 6/18/21 USD 870 CNH 5,684 1
Morgan Stanley 3/2/21 BRL 48,306 USD 8,735 (117)
Morgan Stanley 3/2/21 USD 9,022 BRL 48,306 404
Morgan Stanley 3/12/21 CNH 166,849 USD 25,772 (76)
Morgan Stanley 6/18/21 USD 25,594 CNH 166,849 75
RBC Dominion Securities 4/23/21 USD 148 AUD 192 1
RBC Dominion Securities 4/23/21 USD 2,896 CAD 3,685 —
Standard Chartered 3/5/21 MYR 28,457 USD 6,974 46
Standard Chartered 3/5/21 USD 6,962 MYR 28,122 24
Standard Chartered 3/12/21 CNH 693 USD 107 —
Standard Chartered 6/11/21 MYR 31,306 USD 7,729 (56)
State Street 5/21/21 EUR 2,362 USD 2,848 7
State Street 5/21/21 EUR 19,635 USD 23,941 (204)
State Street 5/21/21 GBP 6,525 USD 9,078 17
UBS Investment Bank 3/5/21 CLP 9,659,700 USD 13,594 (248)
UBS Investment Bank 3/5/21 USD 9,930 CLP 7,582,618 (547)
UBS Investment Bank 3/12/21 USD 427 CNH 2,758 2
UBS Investment Bank 3/12/21 USD 31,025 ZAR 467,688 185
UBS Investment Bank 3/12/21 USD 4,188 ZAR 63,981 (31)
UBS Investment Bank 3/12/21 ZAR 7,193 USD 484 (10)
UBS Investment Bank 4/9/21 RUB 1,263,499 USD 16,762 71
UBS Investment Bank 4/9/21 USD 12,257 IDR 174,229,560 237
UBS Investment Bank 4/16/21 CZK 238,240 USD 11,190 (205)
UBS Investment Bank 4/16/21 MXN 10,201 USD 501 (16)
UBS Investment Bank 4/16/21 USD 29,870 MXN 610,527 851

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/19/21 ILS 113 USD 34 $ —
UBS Investment Bank 4/23/21 USD 58,974 AUD 76,485 111
UBS Investment Bank 4/23/21 USD 1,216 AUD 1,587 (5)
UBS Investment Bank 4/23/21 USD 7,425 CAD 9,385 50
UBS Investment Bank 5/14/21 PLN 11,327 USD 3,040 (15)
UBS Investment Bank 5/21/21 EUR 3,460 USD 4,199 (16)
UBS Investment Bank 5/21/21 USD 164,250 EUR 135,562 370
UBS Investment Bank 6/11/21 CLP 682,574 USD 945 (1)
UBS Investment Bank 6/11/21 USD 13,606 CLP 9,659,700 245
Net unrealized gain (loss) on open forward
currency exchange contracts $ 742

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 403 Euro BOBL contracts 3/21 65,258 $ (492)
Short, 14 Euro BTP contracts 3/21 (2,531) 31
Short, 46 Euro BUXL thirty year bond contracts 3/21 (11,645) 756
Long, 48 Euro OAT contracts 3/21 9,465 (228)
Long, 103 Republic of South Korea ten year bond
contracts 3/21 11,689 (274)
Long, 1,044 Republic of South Korea three year bond
contracts 3/21 103,554 (121)
Short, 78 Government of Canada ten year bond
contracts 6/21 (8,567) 167
Short, 19 U.S. Treasury Long Bond contracts 6/21 (3,025) 30
Short, 122 U.S. Treasury Notes five year contracts 6/21 (15,124) 123
Long, 102 Ultra U.S. Treasury Bonds contracts 6/21 19,284 (73)
Short, 148 Ultra U.S. Treasury Notes ten year
contracts 6/21 (21,807) 221
Net payments (receipts) of variation margin to date (76)
Variation margin receivable (payable) on open futures contracts $ 64

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 24
T. Rowe Price Short-Term Fund, 0.10% — — —++
Totals $ —# $ — $ 24+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 20,461  ¤  ¤ $ 47,845
T. Rowe Price Short-Term Fund,
0.10% 38,006  ¤  ¤ 33,843
Total $ 81,688^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $81,688.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE Global Multi-Sector Bond Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F175-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 805,603 $ — $ 805,603
Bank Loans — 55,531 1,154 56,685
Common Stocks — — 2 2
Convertible Preferred Stocks — 3,326 — 3,326
Corporate Bonds — 404,382 4 404,386
Short-Term Investments 47,845 114,759 — 162,604
Securities Lending Collateral 33,843 — — 33,843
Options Purchased — 360 — 360
Total Securities 81,688 1,383,961 1,160 1,466,809
Swaps* — 8,063 — 8,063
Forward Currency Exchange
Contracts — 5,476 — 5,476
Futures Contracts* 1,328 — — 1,328
Total $ 83,016 $ 1,397,500 $ 1,160 $ 1,481,676
Liabilities
Swaps* $ — $ 2,637 $ — $ 2,637
Forward Currency Exchange
Contracts — 4,734 — 4,734
Futures Contracts* 1,188 — — 1,188
Total $ 1,188 $ 7,371 $ — $ 8,559
1
Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.